Stock Option and Restricted Stock Plans	11 Months Ended
Mar. 31, 2012
Stock Option and Restricted Stock Plans
M.	Stock Option and Restricted Stock Plans:

The Company accounts for stock-based compensation pursuant to ASC 718 Compensation – Stock Compensation (“ASC 718”). The Company uses the Black-Scholes option-pricing model as its method for determining the fair value of stock option grants. In 1999, the Company adopted a Stock Option and Incentive Plan for the benefit of officer and non-officer employees and directors of the Company. Shares reserved under this plan totaled 99,750 shares of authorized but unissued common stock. This plan expired in 2009. All remaining awards outstanding under this plan were granted in December 2005. However, awards outstanding at the time the plan expires will continue to remain outstanding according to their terms.

On August 24, 2010, the Company’s stockholders approved the Mayflower Bancorp, Inc. 2010 Equity Incentive Plan (the “Incentive Plan”). Under this plan, 156,475 shares have been reserved for issuance as options to purchase stock, restricted stock, or other stock awards, of which a maximum of 104,317 restricted shares may be granted. The exercise price of an option may not be less than the fair market value of the Company’s common stock on the date of the grant of the option and may not be exercisable more than ten years after the date of the grant. As of March 31, 2012, 148,820 shares remained unissued and available for award under the Incentive Plan, of which 100,597 are available as restricted stock.

Forfeitures of awards granted under the incentive plan are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates in order to derive the Company’s best estimate of awards ultimately expected to vest. Estimated forfeiture rates represent only the unvested portion of a surrendered option and are typically estimated based on historical experience. Based on an analysis of the Company’s historical data, the Company applied no forfeiture rate to stock options outstanding in determining stock compensation expense for the eleven months ended March 31, 2012.

During the eleven months ended March 31, 2012, the Company awarded options to purchase 3,935 shares which vest immediately. The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model and amounted to $2.97 for the options granted in June 2011 and $2.32 for the options granted in August 2011, or $11,000 in total, for the eleven months ended March 31, 2012. Assumptions used to determine the fair value of stock options granted are as follows:

	Granted June 2011	Granted August 2011
Weighted average fair value	$2.97	$2.32
Options granted	2,395	1,540
Expected dividend yield	2.77%	2.73%
Risk-free interest rate	3.01%	2.34%
Expected volatility	45.10%	37.81%
Expected life in years	5.00	5.00

Stock option activity was as follows for the eleven months ended March 31, 2012 and the year ended April 30, 2011:

	Number of Shares	Weighted Average Exercise Price
Balance outstanding at April 30, 2010 (fully vested)	32,450	$12.40
Options exercised	(7,500)	7.08

Balance outstanding at April 30, 2011	24,950	$14.00
Options granted	3,935	8.57
Options forfeited	(2,000)	14.00

Balance outstanding at March 31, 2012 (fully vested)	26,885	$13.20

The Company also granted 3,720 restricted shares during the eleven months ended March 31, 2012 which vest over a five year period. Total compensation expense related to the grants was $6,000 for the eleven months ended March 31, 2012.

As of March 31, 2012, the expected future compensation related to restricted stock is approximately $6,000 for each of the next four years.

A summary of restricted stock activity is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at April 30, 2011	0	$0.00
Granted	3,720	8.59
Vested	(744)	8.59
Forfeited	0	0.00

Non-vested at March 31, 2012	2,976	$8.59

Proceeds received from the exercise of stock options during the year ended April 30, 2011 amounted to approximately $53.000

There was no stock-based compensation expense for the year ended April 30, 2011.